STOCKHOLDERS' EQUITY (Tables)	9 Months Ended
Sep. 30, 2021
Equity [Abstract]
Summary of non-vested shares

	Non-vested Shares of Common Stock	Weighted Average Fair Value
Balance at December 31, 2019	6,000,000	$0.30
Awarded	–	–
Vested	(1,600,000)	$0.30
Forfeited	–	–
Balance at September 30, 2020	4,400,000	$0.30

Balance at December 31, 2020	3,600,000	$0.30
Awarded	–	–
Vested	(3,600,000)	$0.30
Forfeited	–	–
Balance at September 30, 2021	–	$0.30

Summary of warrant activity

	Shares Under Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
Outstanding at December 31, 2019	1,627,532	$0.21	4.5 Years
Issued	43,082,532	0.01	4.4 Years
Exercised	–	–
Expired/Forfeited	(41,666,667)	–
Outstanding at September 30, 2020	3,043,397	$0.012292	4.0 Years

Outstanding at December 31, 2020	–	–
Issued	2,868,397	$0.00084	3.4 Years
Exercised	–	–
Expired/Forfeited	–	–
Outstanding at September 30, 2021	2,868,397	$0.00084	2.7 Years